Financial Instruments (Details) - Summary of credit quality of customers S/ in Thousands, $ in Thousands	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)
Trade accounts receivable (Note 10)
Trade accounts receivable | S/	S/ 1,061		S/ 19,772		S/ 955
Receivable from related parties and joint operators (Note 12)
Receivable from related parties | S/	S/ 643,897		S/ 620,071
A [Member]
Trade accounts receivable (Note 10)
Trade accounts receivable		$ 28,156		$ 40,034
B [Member]
Trade accounts receivable (Note 10)
Trade accounts receivable		1,234,437		1,218,497
C [Member]
Trade accounts receivable (Note 10)
Trade accounts receivable		10,993		118,276
B [Member]
Receivable from related parties and joint operators (Note 12)
Receivable from related parties		664,714		647,409
Trade receivables [member]
Trade accounts receivable (Note 10)
Trade accounts receivable		$ 1,273,586		$ 1,376,807